UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment            [ ] Amendment Number: ______
This Amendment (Check only one.):  [ ] is a restatement
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chou Associates Management Inc.
Address: 110 Sheppard Avenue East
         Suite 301, Box 18
         Toronto ON M2N 6Y8

Form 13F File Number: 028-12878

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Francis S.M. Chou
Title: CEO
Phone: (416) 214-0675

Signature, Place, and Date of Signing:


/s/ Francis S.M. Chou             Toronto, ON               November 14, 2012
------------------------   -------------------------   -------------------------
     (Signature)                 (City, State)                  (Date)

Report Type ( Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                0
Form 13F Information Table Entry Total:          35
Form 13F Information Table Value Total:     396,359
                                          (thousands)

List of Other Included Managers:

                           FORM 13F INFORMATION TABLE

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
             COLUMN 1         COLUMN 2        COLUMN 3  COLUMN 4         COLUMN 5         COLUMN 6  COLUMN 7          COLUMN 8
                                                         VALUE       SHRS OR   SH/  PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
          NAME OF ISSUER       TITLE           CUSIP    x$1000)      PRN AMT   PRN  CALL DISCRETION MANAGERS     SOLE  SHARED NONE
BANK OF AMERICA CORPORATION  W EXP 01/16/201 060505146   15,325     4,341,462  SH            SOLE              4,341,462  0     0
BERKSHIRE HATHAWAY INC DEL   CL A            084670108   39,810           300  SH            SOLE                    300  0     0
BP PLC                       SPONSORED ADR   055622104      424        10,000  SH            SOLE                 10,000  0     0
CHINA YUCHAI INTL LTD        COM             G21082105      326        25,537  SH            SOLE                 25,537  0     0
CHUNGHWA TELECOM CO LTD      SPON ADR NEW11  17133Q502    4,194       132,088  SH            SOLE                132,088  0     0
CITIGROUP INC                COM NEW         172967424   13,415       410,000  SH            SOLE                410,000  0     0
COMPUCREDIT HLDGS CORP       NOTE 5.875%11/3 20478NAD2    5,111    13,150,000  PRN           SOLE             13,150,000  0     0
DELL INC                     COM             24702R101   14,790     1,500,000  SH            SOLE              1,500,000  0     0
FLAGSTONE REINSURANCE HOLDIN COM             L3466T104   10,498     1,222,136  SH            SOLE              1,222,136  0     0
GAP INC DEL                  COM             364760108    2,991        83,590  SH            SOLE                 83,590  0     0
GOLDMAN SACHS GROUP INC      COM             38141G104   18,757       165,000  SH            SOLE                165,000  0     0
JPMORGAN CHASE & CO          W EXP 10/28/201 46634E114   11,590     1,126,347  SH            SOLE              1,126,347  0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 15.000% 1/152729NBM1   33,072    30,250,000  PRN           SOLE             30,250,000  0     0
LEVEL 3 COMMUNICATIONS INC   NOTE 6.500%10/0 52729NBR0    2,096     1,470,000  PRN           SOLE              1,470,000  0     0
MANNKIND CORP                NOTE 3.750%12/1 56400PAA0    5,984     9,900,000  PRN           SOLE              9,900,000  0     0
MEDIA GEN INC                CL A            584404107    4,267       823,771  SH            SOLE                823,771  0     0
NOKIA CORP                   SPONSORED ADR   654902204   12,927     5,030,000  SH            SOLE              5,030,000  0     0
OFFICE DEPOT INC             COM             676220106    3,336     1,303,301  SH            SOLE              1,303,301  0     0
ORCHARD SUPPLY HARDWARE STOR CL A            685691404      316        21,845  SH            SOLE                 21,845  0     0
OVERSTOCK COM INC DEL        COM             690370101   23,934     2,310,209  SH            SOLE              2,310,209  0     0
PRIMUS TELECOMMUNICATIONS GR COM             741929301    6,887       451,022  SH            SOLE                451,022  0     0
RADIOSHACK CORP              COM             750438103    3,080     1,294,071  SH            SOLE              1,294,071  0     0
RESEARCH IN MOTION LTD       COM             760975102    1,500       200,000  SH            SOLE                200,000  0     0
RESOLUTE FST PRODS INC       COM             76117W109   39,809     3,062,268  SH            SOLE              3,062,268  0     0
RYANAIR HLDGS PLC            SPONSORED ADR   783513104      871        27,000  SH            SOLE                 27,000  0     0
SANOFI                       SPONSORED ADR   80105N105   17,655       410,000  SH            SOLE                410,000  0     0
SEARS HLDGS CORP             COM             812350106   37,939       683,700  SH            SOLE                683,700  0     0
SK TELECOM LTD               SPONSORED ADR   78440P108    2,472       170,000  SH            SOLE                170,000  0     0
SPRINT NEXTEL CORP           COM SER 1       852061100   17,240     3,123,200  SH            SOLE              3,123,200  0     0
SYMETRA FINL CORP            COM             87151Q106    1,525       124,000  SH            SOLE                124,000  0     0
UTSTARCOM HOLDINGS CORP      USD ORD SHS     G9310A106    1,284     1,247,051  SH            SOLE              1,247,051  0     0
VALEANT PHARMACEUTICALS INTL COM             91911K102    4,221        76,377  SH            SOLE                 76,377  0     0
VODAFONE GROUP PLC NEW       SPONS ADR NEW   92857W209      285        10,000  SH            SOLE                 10,000  0     0
WATSON PHARMACEUTICALS INC   COM             942683103   28,563       335,400  SH            SOLE                335,400  0     0
WELLS FARGO & CO NEW         W EXP 10/28/201 949746119    9,865       997,500  SH            SOLE                997,500  0     0

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